Intangible Assets	12 Months Ended
Jun. 30, 2015
Intangible Assets
Intangible Assets

5. Intangible Assets

        At June 30, 2015 and 2014, intangible assets consisted of a core deposit intangible. The Company's core deposit intangible is being amortized on an accelerated basis over 9.5 years.

        The changes in the carrying amount of the core deposit intangible follow:

June 30, 2015
(Dollars in thousands)
Balance, June 30, 2013	$3,544
Amortization	(746)

Balance, June 30, 2014	2,798
Amortization	(589)

Balance, June 30, 2015	$2,209

        The components of core deposit intangible follow:

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Core Deposit Intangible:
Gross carrying amount	$6,348	$6,348
Accumulated amortization	(4,139)	(3,550)

	$2,209	$2,798

        Estimated annual amortization expense associated with the core deposit intangible follows for the fiscal years ending June 30:

June 30, 2015
(Dollars in thousands)
2016	$477
2017	432
2018	433
2019	433
2020	434

$2,209